Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Non-capital losses	$ 208,921	$ 345,368
Capital losses	0
Other temporary differences including accrued interest	325,157	304,053
Deferred tax assets	534,078	649,421
Deferred tax liabilities
Withholding tax	(79,180)	(47,934)
Deferred tax liabilities	(79,180)	(47,934)
Unrecognized deferred tax assets
Non-capital losses	442,686	276,492
Capital losses	116,450	120,626
Other temporary differences including accrued interest	133,693	11,674
Unrecognized deferred tax assets	692,829	$ 408,792
Unrecognized deferred tax liabilities
Withholding tax	0
Unrecognized deferred tax liabilities	$ 0